Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Summary of categories of loans

($ in thousands)	Total Loans		Non-Accrual Loans		Non-Accrual Percentage
	2012	2011	2012	2011	2012	2011
Commercial	$81,767	$78,112	1,246	2,393	1.52%	3.06%
Commercial real estate	201,392	187,829	782	1,456	0.39%	0.78%
Agricultural	42,276	38,361	-	-	0.00%	0.00%
Residential real estate	87,859	87,656	2,631	2,471	2.99%	2.82%
Consumer	50,223	50,681	646	580	1.29%	1.14%
Leasing	148	216	-	-	0.00%	0.00%
Total loans	463,665	442,855	$5,305	$6,900	1.14%	1.56%
Less
Net deferred loan fees, premiums and discounts	(276)	(301)
Loans, net of unearned income	$463,389	$442,554
Allowance for loan losses	$(6,811)	$(6,529)

Summary of allowance for loan losses and recorded investment in loans based on portfolio segment and impairment method

For the Year Ended December 31, 2012	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529
Charge Offs	(390)	(287)	(10)	(129)	(484)	(28)	-	(1,328)
Recoveries	41	50	7	86	69	6	1	260
Provision	(4)	391	138	175	655	$(14)	8	1,350
Ending Balance	$1,561	$3,034	$186	$1,088	$839	$103	$(1)	$6,811

Ending balance:
individually evaluated for impairment	$485	$55	$-	$386	$195			$1,121
Ending balance:
collectively evaluated for impairment	$1,076	$2,979	$186	$702	$644	$103	$(1)	$5,690

Loans:
Ending balance:
individually evaluated for impairment	$1,232	$725	$-	$2,683	$682			$5,322
Ending balance:
collectively evaluated for impairment	$80,535	$200,667	$42,276	$85,176	$49,541	$148	$-	$458,343

For the Year Ended December 31, 2011	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,723	$3,774	$16	$643	$401	$128	$30	$6,715
Charge Offs	(642)	(2,057)	-	(248)	(460)	-	-	(3,407)
Recoveries	465	32	3	700	21	6	-	1,227
Provision	368	1,131	32	(139)	637	$5	(40)	1,994
Ending Balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529

Ending balance:
individually evaluated for impairment	$1,017	$19	$5	$280	$212			$1,533
Ending balance:
collectively evaluated for impairment	$897	$2,861	$46	$676	$387	$139	$(10)	$4,996
Loans:
Ending balance:
individually evaluated for impairment	$3,283	$2,473	$5	$2,074	$543			$8,378
Ending balance:
collectively evaluated for impairment	$74,829	$185,356	$38,356	$85,582	$50,138	$216	$-	$434,477

Summary of credit risk profile of the Company's loan portfolio based on rating category

Dec. 31, 2012 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$1,108	$101	$109	$-	$-	$-	$1,318
3	23,028	55,175	7,938	77,221	45,063	17	208,442
4	54,871	129,846	34,195	6,285	4,223	131	229,551
Total Pass	79,007	185,122	42,242	83,506	49,286	148	439,311
Special Mention	88	12,370	-	1,186	190	-	13,834
Substandard	1,429	3,024	34	699	144	-	5,330
Doubtful	1,243	876	-	2,468	603	-	5,190
Loss	-	-	-	-	-	-	-
Total	$81,767	$201,392	$42,276	$87,859	$50,223	$148	$463,665

Dec. 31, 2011 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$909	$188	$152	$1,548	$127	$140	$3,064
3	24,375	62,506	13,203	78,122	43,814	-	222,020
4	48,004	110,633	24,950	1,576	6,095	76	191,334
Total Pass	73,288	173,327	38,305	81,246	50,036	216	416,418
Special Mention	610	9,703	5	1,666	72	-	12,056
Substandard	2,037	3,358	51	1,834	92	-	7,372
Doubtful	2,177	1,441	-	2,910	481	-	7,009
Loss	-	-	-	-	-	-	-
Total	$78,112	$187,829	$38,361	$87,656	$50,681	$216	$442,855

Summary of loan portfolio aging analysis

December 31, 2012	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$26	$2	$497	$525	$81,242	$81,767
Commercial RE	1,623	320	264	2,207	199,185	201,392
Agricultural & Farmland	-	-	-	-	42,276	42,276
Residential Real Estate	90	139	1,467	1,696	86,163	87,859
Home Equity & Consumer	319	76	280	675	49,548	50,223
Other	-	-	-	-	148	148
Loans	2,058	537	2,508	5,103	458,562	463,665
Loans held for Sale	-	-	-	-	6,147	6,147
Total	$2,058	$537	$2,508	$5,103	$464,709	$469,812

December 31, 2011	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$58	$-	$2,334	$2,392	$75,720	$78,112
Commercial RE	67	-	1,656	1,723	186,106	187,829
Agricultural & Farmland	-	-	-	-	38,361	38,361
Residential Real Estate	412	784	569	1,765	85,891	87,656
Home Equity & Consumer	465	194	505	1,164	49,517	50,681
Other	-	-	-	-	216	216
Loans	1,002	978	5,064	7,044	435,811	442,855
Loansheld for Sale	-	-	-	-	5,238	5,238
Total	$1,002	$978	$5,064	$7,044	$441,049	$448,093

Summary of Impaired loan activity
Twelve Months Ended December 31, 2012
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$394	$2,280	$-	$2,419	$-
Commercial RE & Construction	527	1,529	-	1,610	15
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,122	1,204	-	1,284	57
Home Equity & Consumer	228	260	-	272	10
All Impaired Loans < $100,000	1,336	1,336	-	1,336	-
With a specific allowance recorded:
Commercial & Industrial	838	944	485	949	6
Commercial RE & Construction	198	198	55	198	-
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,561	1,561	386	1,530	62
Home Equity & Consumer	454	454	195	471	20
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$1,232	$3,224	$485	$3,368	$6
Commercial RE & Construction	$725	$1,727	$55	$1,808	$15
Agricultural & Farmland	$-	$-	$-	$-	$-
Residential Real Estate	$2,683	$2,765	$386	$2,814	$119
Home Equity & Consumer	$682	$714	$195	$743	$30
All Impaired Loans < $100,000	$1,336	$1,336	$-	$1,336	$-

Twelve Months Ended December 31, 2011
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$1,206	$1,856	$-	$1,737	$89
Commercial RE & Construction	1,061	2,149	-	2,264	4
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	581	581	-	678	42
Home Equity & Consumer	189	217	-	191	2
All Impaired Loans < $100,000	1,065	1,065	-	1,065	-
With a specific allowance recorded:
Commercial & Industrial	2,077	3,787	1,017	2,528	-
Commercial RE & Construction	1,412	2,827	19	2,029	21
Agricultural & Farmland	5	5	5	5	1
Residential Real Estate	1,493	1,596	280	1,655	66
Home Equity & Consumer	354	354	212	365	8
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$3,283	$5,643	$1,017	$4,265	$89
Commercial RE & Construction	$2,473	$4,976	$19	$4,293	$25
Agricultural & Farmland	$5	$5	$5	$5	$1
Residential Real Estate	$2,074	$2,177	$280	$2,333	$108
Home Equity & Consumer	$543	$571	$212	$556	$10
All Impaired Loans < $100,000	$1,065	$1,065	$-	$1,065	$-

Summary of presents activity of TDR's
	2012
	Number of	Pre-Modification Recorded	Post-Modification Recorded
($ in thousands)	Contracts	Investment	Investment
Residential Real Estate	14	$660	$660
Consumer	2	21	21
Commercial Real Estate	1	198	198
Total	17	$879	$879

	2011
	Number of Contracts	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Residential Real Estate	14	$1,011	$1,011